Summary of Business and Basis of Preparation	3 Months Ended
Mar. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Summary of Business and Basis of Preparation

2	Summary of business and basis of preparation

Summary of business

Aeterna Zentaris is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen™ (macimorelin), is the first and only United States Food and Drug Administration (“FDA”) and European Commission approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macrilen™ (macimorelin) is currently marketed in the U.S. through a license and assignment agreement (the “License Agreement”) with Novo. Aeterna Zentaris is also pursuing the development of macimorelin for the diagnosis of child-onset growth hormone deficiency (“CGHD”), an area of significant unmet need. In addition, we are actively pursuing business development opportunities for the commercialization of macimorelin in Europe and the rest of the world in addition to other non-strategic assets to monetize their value (see COVID-19 impacts in note 1).

The Company’s principal focus is on the commercialization of Macrilen™ (macimorelin) and it currently does not have any other approved products. Under the terms of License Agreement (as defined below), Novo is funding 70% of the pediatric clinical trial submitted to the EMA and FDA, the Company’s sole development activity (see COVID-19 impacts in note 1). In November 2019, Novo contracted AEZS Germany, our wholly owned German subsidiary, to provide supply chain services for the manufacture of Macrilen™ (macimorelin).

Basis of presentation

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) applicable to the preparation of interim financial statements, including IAS 34, Interim Financial Reporting. These unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements as at and for the year ended December 31, 2019.

The accounting policies in these condensed interim consolidated financial statements are consistent with those presented in the Company’s annual consolidated financial statements.

These unaudited condensed interim consolidated financial statements were approved by the Company’s Board of Directors on May 5, 2020.

As described in Note 1, these unaudited condensed interim consolidated financial statements were prepared on a going concern basis.